ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current portion:
Customer advances	¥ 270,377	$ 38,663	¥ 248,937
Salary and welfare payable	920,393	131,614	798,269
Purchase of property and equipment	270,867	38,733	348,284
Accrued expenses	97,407	13,929	116,015
Other tax and surcharges payable	170,595	24,395	181,444
Deferred government grants	3,867	553	243,247
Purchase consideration payable	118,415	16,933	569,050
Payables for acquisition of non-controlling interests	0	0	251,000
Finance lease liabilities	¥ 1,267,896	$ 181,307	¥ 484,860
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other liabilities, current portion	Accrued expenses and other liabilities, current portion	Accrued expenses and other liabilities, current portion
Individual income tax payable	¥ 22,097	$ 3,160	¥ 64,508
Others	80,515	11,514	36,376
Accrued expenses and other liabilities, current portion	3,222,429	460,801	3,341,990
Non-current portion:
Deferred government grants	2,737	391	3,051
Finance lease liabilities	¥ 2,552,881	$ 365,057	¥ 697,101
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Unrecognized tax benefit	¥ 57,937	$ 8,285	¥ 52,696
Others	32,340	4,626	37,423
Accrued expenses and other liabilities, non-current portion	¥ 2,645,895	$ 378,359	¥ 790,271